Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 123,230	$ 70,474
Allowance for doubtful accounts	(11,222)
Accounts receivable, net	$ 112,008	$ 70,474	$ 60,522